Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

June 30, 2019

Dates Covered
Collections Period	06/01/19 - 06/30/19
Interest Accrual Period	06/17/19 - 07/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/19	139,213,683.14	15,090
Yield Supplement Overcollateralization Amount 05/31/19	2,096,941.93	0
Receivables Balance 05/31/19	141,310,625.07	15,090
Principal Payments	8,035,121.98	343
Defaulted Receivables	228,085.86	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/19	1,892,770.00	0
Pool Balance at 06/30/19	131,154,647.23	14,727

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	12.31%

Prepayment ABS Speed	1.04%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	24.52

Delinquent Receivables:
Past Due 31-60 days	3,924,254.28	289
Past Due 61-90 days	1,106,756.13	84
Past Due 91-120 days	221,639.96	17
Past Due 121+ days	0.00	0
Total	5,252,650.37	390

Total 31+ Delinquent as % Ending Pool Balance	4.00%

Recoveries	175,145.94

Aggregate Net Losses/(Gains) - June 2019	52,939.92

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.45%
Prior Net Losses Ratio	0.26%
Second Prior Net Losses Ratio	0.17%
Third Prior Net Losses Ratio	0.00%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.93%

Flow of Funds	$ Amount

Collections	8,670,732.61
Advances	3,235.35
Investment Earnings on Cash Accounts	35,631.58
Servicing Fee	(117,758.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,591,840.69

Distributions of Available Funds
(1) Class A Interest	165,185.36
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,059,035.91
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	329,707.75
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	8,591,840.69

Servicing Fee	117,758.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 06/17/19	128,889,583.57
Principal Paid	8,059,035.91
Note Balance @ 07/15/19	120,830,547.66

Class A-1
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2a
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-2b
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-3
Note Balance @ 06/17/19	0.00
Principal Paid	0.00
Note Balance @ 07/15/19	0.00
Note Factor @ 07/15/19	0.0000000%

Class A-4
Note Balance @ 06/17/19	107,729,583.57
Principal Paid	8,059,035.91
Note Balance @ 07/15/19	99,670,547.66
Note Factor @ 07/15/19	79.7364381%

Class B
Note Balance @ 06/17/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 07/15/19	21,160,000.00
Note Factor @ 07/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	203,097.03
Total Principal Paid	8,059,035.91
Total Paid	8,262,132.94

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.39425%
Coupon	2.79425%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.84000%
Interest Paid	165,185.36
Principal Paid	8,059,035.91
Total Paid to A-4 Holders	8,224,221.27

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2012535
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9858852
Total Distribution Amount	8.1871387

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.3214829
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	64.4722873
Total A-4 Distribution Amount	65.7937702

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/19	41,972.27
Balance as of 06/30/19	45,207.62
Change	3,235.35

Reserve Account
Balance as of 06/17/19	17,081,024.89
Investment Earnings	33,023.00
Investment Earnings Paid	(33,023.00)
Deposit/(Withdrawal)	-
Balance as of 07/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89